Commitments and Contingencies (Q1) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Nov. 30, 2018	Sep. 30, 2019	Jun. 30, 2019
Debt instrument, term			5 years	5 years
Debt instrument maturity date			October 1, 2022	October 2022
New Office Lease Agreement [Member]
Operating leases, rent expense per month		$ 3,300
Lessee, operating lease term		12 months
Subsequent Event [Member] | Office Lease Agreement [Member]
Extended lease term description	We extended the office lease agreement through March 31, 2020 with rental related payments of approximately $3,900 per month, subject to additions based on additional services and usages each month.
Operating leases, rent expense per month	$ 3,900